As filed electronically with the Securities and Exchange Commission on
                                                              September 15, 1997
                                                Securities Act File No. 33-64915
                                        Investment Company Act File No. 811-7447


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ------------------

                                    Form N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 6
                                                     --
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 9
                                              --
                           HARRIS INSIGHT FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Suite 1300, Boston, MA 02109
                  ---------------------------------------------
           (Address of Principal Executive Offices including Zip Code)

                               ------------------
       Registrant's Telephone Number, including Area Code: (617) 557-0700

Name and Address of Agent for Service:             Copies to:
John E. Pelletier, Esq.                            Cameron S. Avery, Esq.
Harris Insight Funds Trust                         Bell, Boyd & Lloyd
60 State Street                                    Three First National Plaza
Suite 1300                                         70 West Madison Street
Boston, MA  02109                                  Chicago, IL  60602-4207

                               ------------------


                  It is proposed that this filing will become effective:
                  --- immediately upon filing pursuant to paragraph (b) --- on __________ pursuant to paragraph (b)
                   X  60 days after filing  pursuant to paragraph (a)
                  ---
                  --- 75 days after filing  pursuant to paragraph  (a)
                  --- on  __________ pursuant to paragraph (a) of Rule 485


                  If appropriate, check the following box:
                  ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on February 25, 1997.







                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(b)
                        under the Securities Act of 1933

                (Prospectuses offering Class A and Institutional
                     Shares of Harris Insight Funds Trust)

                                     Part A
                                     ------

N-1A Item No.                                          Location
-------------                                          --------

Item 1.  Cover Page                                    Cover Page

Item 2.  Synopsis                                      Expense Summary; Financial Highlights

Item 3.  Condensed Financial Information               Financial Highlights; General Information - How
                                                       Performance is Reported

Item 4.  General Description of Registrant             Cover Page; Fund Summary; Investment Objectives and
                                                       Policies; Additional Investment Information; General
                                                       Information - More Information About the Trust and
                                                       the Company

Item 5.  Management of the Fund                        Management

Item 5A. Management: Discussion of Fund Performance    Not Applicable


Item 6.  Capital Stock and Other Securities            Cover Page; Shareholder Services and Policies; How
                                                       the Funds Make Distributions to Shareholders; Tax
                                                       Information; General Information - More Information
                                                       About the Trust and the Company


Item 7.  Purchase of Securities Being Offered          Management; How to Buy Shares; How to Sell Shares;
                                                       Shareholder Services and Policies; General
                                                       Information - How Share Value is Determined

Item 8.  Redemption or Repurchase                      How to Buy Shares; How to Sell Shares; Shareholder
                                                       Services and Policies

Item 9.  Pending Legal Proceedings                     Not Applicable









  (SAI offering Class A and Institutional Shares of Harris Insight Funds Trust)

                                     Part B
                                     ------

N-1A Item No.                                          Location
-------------                                          --------

Item 10.  Cover Page                                   Cover Page

Item 11.  Table of Contents                            Table of Contents

Item 12.  General Information and History              Not Applicable

Item 13.  Investment Objectives and Policies           Investment Strategies; Investment Restrictions;
                                                       Portfolio Transactions

Item 14.  Management of the Fund                       Management

Item 15.  Control Persons and Principal Holders of     Management
          Securities

Item 16.  Investment Advisory and Other Services       Management; Service Plans; Custodian; Independent
                                                       Accountants

Item 17.  Brokerage Allocation and Other Practices     Portfolio Transactions

Item 18.  Capital Stock and Other Securities           Capital Stock and Beneficial Interest

Item 19.  Purchase, Redemption and Pricing of          Determination of Net Asset Value; Financial
          Securities Being Offered                     Statements

Item 20.  Tax Status                                   Federal Income Taxes

Item 21.  Underwriters                                 Management; Service Plans

Item 22.  Calculation of Performance Data              Calculation of Yield and Total Return

Item 23.  Financial Statements                         Financial Statements









Part A (Prospectuses)
---------------------
Part A of this Post-Effective Amendment No. 6 to the Registration Statement includes the "Financial Highlights" for Harris Insight Balanced Fund, Convertible Securities Fund, Intermediate Government Bond Fund, and Small-Cap Value Fund (together with the other series of Registrant, the "Funds") on the following pages and incorporates by reference thereto the Funds' prospectuses contained in Part A of the Registrant's Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on May 1, 1997 (Accession Number:
0000912057-97-015080) and the Funds' prospectuses contained in Registrant's Rule 497(c) filing on May 5, 1997 (Accession Number: 0000912057-97-015443) and in
Registrant's   Rule  497(e)  filings  on  August  5,  1997  (Accession   Number:
0000903893-97-001037)     and    August    18,    1997    (Accession     Number:
0000903893-97-001107).













                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                                 Class A Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following financial highlights represent selected data for a single Class A Share of the Balanced Fund, the Convertible Securities Fund and the Intermediate Government Bond Fund for the periods shown. This data supplements information contained in the Prospectus and is derived from the financial statements of the Funds for the periods ended June 30, 1997.

                                                                          CONVERTIBLE              INTERMEDIATE
                                                BALANCED FUND           SECURITIES FUND        GOVERNMENT BOND FUND
                                            -----------------------  -----------------------  -----------------------
                                                FOR THE PERIOD           FOR THE PERIOD           FOR THE PERIOD
                                                 04/16/97(6)              03/26/97(6)              04/16/97(6)
                                                 TO 06/30/97              TO 06/30/97              TO 06/30/97
                                            -----------------------  -----------------------  -----------------------
                                                 (UNAUDITED)              (UNAUDITED)              (UNAUDITED)
Net Asset Value, Beginning of Period               $12.56                     $29.30                 $16.06
                                            -----------------------  -----------------------  -----------------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                               0.118                      0.290                  0.213
Net Realized and Unrealized Gain/(Loss)
     on  Investments                                1.024                      0.745                  0.170
                                            -----------------------  -----------------------  -----------------------
Total from Investment Operations                    1.142                      1.035                  0.383
                                            -----------------------  -----------------------  -----------------------
LESS DISTRIBUTIONS:
Net Investment Income                              (0.112)                    (0.285)                (0.213)
                                            -----------------------  -----------------------  -----------------------
Total Distributions                                (0.112)                    (0.285)                (0.213)
                                            -----------------------  -----------------------  -----------------------
Net Asset Value, End of Period                     $13.59                     $30.05                 $16.23
                                            =======================  =======================  =======================
TOTAL RETURN(3)(4)                                   9.09%                      3.53%                  2.39%


RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000)                        1                         12                     26
Ratios of Expenses to
     Average Net Assets(1)(2)                        1.13%                      1.17%                  0.75%
Ratio of Net Investment Income
     to Average Net Assets(2)                        3.18%                      4.02%                  6.20%
Portfolio Turnover Rate                             42.67%                     21.33%                 32.89%
Average Commission Rate(5)                         $0.059                     $0.060                    --
--------------

(1)Without the voluntary waiver of fees, the annualized expense ratios for the periods ended June 30, 1997 for the Convertible Securities Fund and the Intermediate Government Bond Fund would have 1.18% and 1.12%, respectively.
(2)Annualized.
(3)Total returns for periods less than one year are not annualized.
(4)Sales load is not reflected in total return.
(5)Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
(6)Date commenced operations.








                             HARRIS INSIGHT(R) FUNDS
                           HARRIS INSIGHT EQUITY FUNDS
                        HARRIS INSIGHT FIXED INCOME FUNDS
                        HARRIS INSIGHT MONEY MARKET FUNDS
                              Institutional Shares
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The following financial highlights represent selected data for a single Institutional Class Share of the Balanced Fund, the Convertible Securities Fund, the Intermediate Government Bond Fund and the Small-Cap Value Fund for the periods shown. This data supplements information contained in the Prospectus and is derived from the financial statements of the Funds for the periods ended June 30, 1997.

                                                                                 INTERMEDIATE
                                                               CONVERTIBLE     GOVERNMENT BOND        SMALL-CAP
                                            BALANCED FUND    SECURITIES FUND         FUND             VALUE FUND
                                           ----------------  ---------------   -----------------   -----------------
                                           FOR THE PERIOD    FOR THE PERIOD     FOR THE PERIOD      FOR THE PERIOD
                                             03/24/97(6)       03/24/97(6)       03/24/97(6)         03/24/97(6)
                                             TO 06/30/97       TO 06/30/97       TO 06/30/97         TO 06/30/97
                                           ----------------  ----------------  -----------------   -----------------
                                             (UNAUDITED)       (UNAUDITED)       (UNAUDITED)         (UNAUDITED)
Net Asset Value, Beginning of Period            $12.74            $29.15             $16.12              $28.29
                                           ----------------  ----------------  -----------------   -----------------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income                            0.123             0.348              0.283               0.070
Net Realized and Unrealized Gain/(Loss)
     on Investments                              0.844             0.868              0.110               3.099
                                           ----------------  ----------------  -----------------   -----------------
Total from Investment Operations                 0.967             1.216              0.393               3.169
                                           ----------------  ----------------  -----------------   -----------------
LESS DISTRIBUTIONS:
Net Investment Income                           (0.117)           (0.316)            (0.283)             (0.059)
                                           ----------------  ----------------  -----------------   -----------------
Total Distributions                             (0.117)           (0.316)            (0.283)             (0.059)
                                           ----------------  ----------------  -----------------   -----------------
Net Asset Value, End of Period                  $13.59            $30.05             $16.23              $31.40
                                           ================  ================  =================   =================
TOTAL RETURN(3)(4)                                7.58%             4.17%              2.46%              11.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000)                60,440            58,087             91,161              60,986
Ratios of Expenses to
     Average Net Assets(1)(2)                     0.88%             0.92%              0.50%               0.99%
Ratio of Net Investment Income
     to Average Net Assets(2)                     3.43%             4.27%              6.45%               0.95%
Portfolio Turnover Rate                          42.67%            21.33%             32.89%              23.09%
Average Commission Rate(5)                      $0.059            $0.060               --                $0.054
--------------

(1) Without the voluntary waiver of fees, the annualized expense ratios for the periods ended June 30, 1997 for the Convertible Securities Fund, the Intermediate Government Bond Fund and the Small-Cap Value Fund would have been 0.93%, 0.87% and 1.03, respectively.
(2)  Annualized.
(3)  Total returns for periods less than one year are not annualized.
(4)  Sales load is not reflected in total return.
(5) Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.
(6)  Date commenced operations.










Part B (Statement of Additional Information)
--------------------------------------------
Part B of this Post-Effective Amendment No. 6 to the Registration Statement incorporates by reference thereto Harris Insight International Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Growth Fund, Equity Income Fund, Index Fund, Balanced Fund, Convertible Securities Fund, Tax-Exempt Bond Fund, Bond Fund, Intermediate Tax-Exempt Bond Fund and Intermediate Government Bond Fund (the "Funds") statement of additional information contained in Part B of the Registrant's Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on May 1, 1997 (Accession Number: 0000912057-97-015080), and the Funds' statement of additional information contained in Registrant's Rule 497(c) filing on May 5, 1997 (Accession Number: 0000912057-97-015443) and in the Registrant's 497(e) filing on August 5, 1997 (Accession Number:
0000903893-97-001037).

The financial statements of Harris Insight Balanced Fund, Convertible Securities Fund, Intermediate Government Bond Fund and Small-Cap Value Fund for the periods ended June 30, 1997 (which include statement of net assets, statement of operations, statement of changes in net assets, statement of changes - capital stock activity, financial highlights and notes to financial statements) are incorporated herein by reference to the Registrant's N-30D filing on September 5, 1997 (Accession Number: 0000935069-97-000138).











PART C
------

OTHER INFORMATION

Item 24.        Financial Statements and Exhibits.
--------        ----------------------------------

(a)               Financial Statements
                  --------------------

                  Included in Part A of this Registration Statement:

                        Financial Highlights for Class A Shares:

                            Balanced   Fund  for  the  period   April  16,  1997
                            (commencement   of  operations)  to  June  30,  1997
                            (unaudited)

                            Convertible Securities Fund for the period March 26, 1997 (commencement of operations) to June 30, 1997 (unaudited)

                            Intermediate Government Bond Fund for the period April 16, 1997 (commencement of operations) to June 30, 1997 (unaudited)

                        Financial Highlights for Institutional Shares of:

                            Balanced   Fund  for  the  period   March  24,  1997
                            (commencement   of  operations)  to  June  30,  1997
                            (unaudited)

                            Convertible Securities Fund for the period March 24, 1997 (commencement of operations) to June 30, 1997 (unaudited)

                            Intermediate Government Bond Fund for the period March 24, 1997 (commencement of operations) to June 30, 1997 (unaudited)

                            Small-Cap  Value Fund for the period  March 24, 1997
                            (commencement   of  operations)  to  June  30,  1997
                            (unaudited)

                  Included in Part B of this Registration Statement:

                      Audited Financial Statements as of December 31, 1996 are incorporated by reference from the Registrant's Annual Report dated December 31, 1996 and include the following:

                        For all Funds, except the Balanced Fund, the Convertible Securities Fund, the Intermediate Government Bond Fund and the Small-Cap Value Fund:

                            Statement of Net Assets, December 31, 1996
                            Statement of Operations for the Year Ended December 31, 1996
                            Statement of Changes in Net Assets
                            Statement of Changes - Capital Stock Activity Financial Highlights
                            Notes to Financial Statements
                            Report of Independent Accountants

                      For the Class A Shares and Institutional Shares of the Balanced Fund, the Convertible









                      Securities Fund and the Intermediate Government Bond Fund and for the Institutional Shares of the Small-Cap Value
                      Fund:

                            Statement of Net Assets, June 30, 1997 (unaudited) Statements of Operations for the Period Ended June
                             30, 1997  (unaudited)
                            Statements  of Changes in Net Assets for the  Period
                             Ended   June  30,   1997  (unaudited)
                            Statements  of Changes - Capital  Stock Activity for
                              the  Period   Ended  June  30,  1997 (unaudited)
                            Financial Highlights  (unaudited)
                            Notes to Financial Statements (unaudited)

(b)               Exhibits
                  --------
        Note: As used herein the term "Registration Statement" refers to the ---- Registration Statement of Registrant under the Securities Act of  1933 on Form  N-1A,  No.  33-64915.  All  references  to a
                  Post-Effective  Amendment  ("PEA") or Pre-Effective  Amendment
                  ("PreEA") are to  Post-Effective  Amendments and Pre-Effective
                  Amendments to the Registration Statement.

(1)     (a)       Declaration of Trust dated December 6, 1995  (incorporated  by reference to Exhibit No. 1 to the Registration Statement filed on December 12, 1995).

        (b) Amendment to Declaration of Trust dated November 4, 1996 (incorporated by reference to Exhibit No. 1(b) to the PEA No. 3 filed on February 28, 1997).


        (c)       Amendment  to   Declaration   of  Trust  dated  June  6,  1997
                  (incorporated by reference to Exhibit No. 1(c) to the PEA No. 5 filed on June 13, 1997).


(2)     (a)       By-Laws  (incorporated  by  reference  to Exhibit No. 2 to the
                  Registration Statement filed on December 12, 1995).

        (b) Amendment to By-Laws dated October 31, 1995 (incorporated by reference to Exhibit No. 2(b) to the PEA No. 3 filed on February 28, 1997).

        (c) Amendment to By-Laws dated January 23, 1996 (incorporated by reference to Exhibit No. 2(c) to the PEA No. 3 filed on February 28, 1997).

        (d) Amendment to By-Laws dated November 4, 1996 (incorporated by reference to Exhibit No. 2(d) to the PEA No. 3 filed on February 28, 1997).

(3)               Not applicable.

(4)               Not applicable.


(5)     (a)(i)    Advisory  Contract dated February 23, 1996 between  Registrant and  Harris  Trust and  Savings  Bank  ("Harris  Trust" or the
                  "Adviser") (incorporated by reference to Exhibit No. 5(a)(i) to the PEA No. 3 filed on February 28, 1997).

        (a)(ii) Notice to the Adviser dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 5(a)(ii) to the PEA No. 5 filed on June 13,
                  1997).

        (a)(iii) Notice to the Adviser dated June 6, 1997 on behalf of Harris Insight Emerging Markets










                  Fund (filed herewith).

        (b)(i) Portfolio Management Contract dated February 23, 1996 between Harris Trust and Harris Investment Management, Inc. ("HIM" or the "Portfolio Management Agent") (incorporated by reference to Exhibit No. 5(b)(i) to the PEA No. 3 filed on February 28,
                  1997).


        (b)(ii) Notice to the Portfolio Management Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 5(b)(ii) to the PEA No. 5 filed on June 13, 1997).

        (b)(iii)  Notice to the Portfolio Management Agent dated June 6, 1997 on
                  behalf  of  Harris  Insight   Emerging   Markets  Fund  (filed
                  herewith).

        (c)(i) Investment Sub-Advisory Contract dated August 6, 1997 between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight International Fund (filed herewith).

        (c)(ii) Form of Investment Sub-Advisory Contract between HIM and Hansberger Global Investors, Inc. on behalf of Harris Insight Emerging Markets Fund (filed herewith).


(6)     (a)       Distribution  Agreement  dated  February  23, 1996 between the
                  Registrant and Funds Distributor, Inc. ("FDI") (incorporated by reference to Exhibit No. 6(a) to the PEA No. 3 filed on February 28, 1997).

        (b) Notice to the Distributor dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 6(b) to the PEA No. 3 filed on February 28,
                  1997).


        (c) Notice to the Distributor dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).


(7)               Not applicable.

(8)     (a)       Custodian Agreement dated February 23, 1996 between Registrant and PNC Bank, N.A.  (incorporated  by reference to Exhibit No.
                  8(a) to the PEA No. 3 filed on February 28, 1997).

        (b) Notice to the Custodian dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 8(b) to the PEA No. 3 filed on February 28,
                  1997).


        (c) Notice to the Custodian dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).


(9)     (a)(i)    Transfer Agency Services  Agreement dated July 1, 1996 between
                  Registrant and Harris Trust (incorporated by reference to Exhibit No. 9(a)(i) to the PEA No. 3 filed on February 28,
                  1997).


        (a)(ii) Notice to the Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(a)(ii) to the PEA No. 5 filed on June 13, 1997).

        (a)(iii) Notice to the Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging













                  Markets Fund (filed herewith).

         (b)(i) Sub-Transfer Agency Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to Exhibit No. 9(b)(i) to the PEA No. 3 filed on February 28,
                  1997).

         (b)(ii) Notice to the Sub-Transfer Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(b)(ii) to the PEA No. 3 filed on February 28, 1997).


         (b)(iii) Notice to the Sub-Transfer Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).


         (c)(i) Administration Agreement dated July 1, 1996 between Registrant and Harris Trust (incorporated by reference to Exhibit No. 9(c)(i) to the PEA No. 3 filed on February 28, 1997).


         (c)(ii) Notice to the Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(c)(ii) to the PEA No. 5 filed on June 13, 1997).

         (c)(iii) Notice to the Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).


         (d)(i) Sub-Administration and Accounting Services Agreement dated July 1, 1996 between Harris Trust and PFPC Inc. (incorporated by reference to Exhibit No. 9(d)(i) to the PEA No. 3 filed on February 28, 1997).

         (d)(ii) Notice to the Sub-Administrator and Accounting Services Agent dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(d)(ii) to the PEA No. 3 filed on February 28, 1997).


         (d)(iii) Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).


         (e)(i) Sub-Administration Agreement dated July 1, 1996 between Harris Trust and FDI (incorporated by reference to Exhibit No. 9(e)(i) to the PEA No. 3 filed on February 28, 1997).

         (e)(ii) Notice to the Sub-Administrator dated January 21, 1997 on behalf of Harris Insight Small-Cap Value Fund (incorporated by reference to Exhibit No. 9(e)(ii) to the PEA No. 3 filed on February 28, 1997).

         (e)(iii) Notice to the Sub-Administrator dated June 6, 1997 on behalf of Harris Insight Emerging Markets Fund (filed herewith).

(10)              Not applicable.

(11)              Consent of Independent Accountants (filed herewith).

(12)              Not applicable.

(13)              Form  of  Purchase   Agreement  relating  to  Initial  Capital
                  (incorporated  by reference to











                  Exhibit No. 13 to the PEA No. 3 filed on February 28, 1997).

(14)              Not applicable.

(15)    (a)       Service  Plan  relating  to  Class A Shares  (incorporated  by reference to Exhibit No. 15(a) to the PEA No. 3 filed on February 28, 1997).

        (b)       Form  of  Selling   Agreement   relating  to  Class  A  Shares
                  (incorporated by reference to Exhibit No. 15(b) to the PEA No. 3 filed on February 28, 1997).


(16) Certain schedules for computation of performance quotations with respect to Class A Shares and Institutional Shares (incorporated by reference to Exhibit No. 16 to the PEA No. 4 filed on May 1, 1997).

(17)              Not applicable.


(18) Multi-Class Plan (incorporated by reference to Exhibit No. 18 to the PEA No. 3 filed on February 28, 1997).


(27)              Financial Data Schedules (filed herewith).


Other Exhibits:   Powers of Attorney for C. Gary Gerst,  Edgar R. Fielder,  John
                  W.  McCarter,  Jr. and Ernest M. Roth dated  November  4, 1996
                  (incorporated  by reference to the PEA No. 3 filed on February
                  28, 1997).

Item 25.  Persons Controlled by or under Common Control with Registrant.
--------  --------------------------------------------------------------

Not applicable.

Item 26.  Number of Holders of Securities.
--------  --------------------------------


As of September 2, 1997, the number of record holders of each class of securities of the Registrant was as follows:


Title of Series                                                    Number of Record Holders
---------------                                                    ------------------------
                                                           Class A Shares            Institutional Shares
                                                           --------------            --------------------
Bond Fund                                                        25                           9
Intermediate Tax-Exempt Bond Fund                                 7                           6
Tax-Exempt Bond Fund                                             10                           5
Equity Income Fund                                               42                           5
Growth Fund                                                     112                           7
Small-Cap Opportunity Fund                                      107                          14
Index Fund                                                       76                           6
International Fund                                               85                          11
Convertible Securities Fund                                       8                          10
Balanced Fund                                                     8                           5
Intermediate Government Bond Fund                                 8                           9
Small-Cap Value Fund                                              8                          11
Emerging Markets Fund                                             0                           0



Item 27.   Indemnification.
--------   ----------------

         Under Section 4.3 of the Registrant's Declaration of Trust, any past or present Trustee or officer of the Registrant (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his or her actions were in or not opposed to the best interests of the Registrant. Moreover, that provision does not authorize indemnification when it is determined, in the manner specified in the Declaration of Trust, that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Expenses may be paid by the Registrant in advance of the final disposition of any claim, action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to the Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Declaration of Trust and the Covered Person either provides security for such undertaking or insures the Registrant against losses from such advances or the disinterested Trustees or independent legal counsel determines, in the manner specified in the Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification. This description is modified in its entirety by the provision of Section 4.3 of the Registrant's Declaration of Trust contained in the Registration Statement filed on December 12, 1995 as Exhibit No. 1 and incorporated herein by reference.

         The Distribution Agreement, the Custodian Agreement, the Transfer Agency Services Agreement and the Administration Agreement (the "Agreements") (Exhibit 6(a), Exhibit 8(a), Exhibit 9(a)(i) and Exhibit 9(c)(i), respectively, to Post-Effective Amendment No. 3 to the Registration Statement and incorporated herein by reference) provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Trust against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 28.  Business and Other Connections of Investment Adviser.
--------  -----------------------------------------------------


         (a) Harris Trust and Savings Bank ("Harris Bank"), an indirect, wholly-owned subsidiary of the Bank of Montreal, serves as investment adviser to the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund, Small-Cap Value Fund and Emerging Markets Fund. Harris Bank's business is that of an Illinois state-chartered bank with respect to which it conducts a variety of commercial banking and trust activities.












         To the knowledge of the Registrant, none of the directors or executive officers of Harris Bank except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Harris Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All directors of Harris Bank also serve as directors of Harris Bankcorp, Inc., the immediate parent of Harris Bank.

                                     Position(s) with Harris Trust and   Principal Business(es) During the
Name                                 Savings Bank                        Last Two Fiscal Years
------------------------------------ ----------------------------------- -------------------------------------
Alan G. McNally                      Chairman and Chief Executive        Chairman of the Board and Chief
                                     Officer                             Executive Officer of Harris Trust
                                                                         and Savings Bank and Harris
                                                                         Bankcorp, Inc.; formerly, Vice
                                                                         Chairman of Personal and Commercial
                                                                         Financial Services of Bank of
                                                                         Montreal.

F. Anthony Comper                    Director                            President and Chief Operating
                                                                         Officer of the Bank of Montreal.


Susan T. Congalton                   Director                            Managing Director of Lupine Partners


Wilbur H. Gantz                      Director                            President and Chief Executive
                                                                         Officer, PathoGenesis Corporation.


James J. Glasser                     Director                            Retired Chairman, Chairman
                                                                         Emeritus, President and Chief
                                                                         Executive Officer of GATX
                                                                         Corporation.


Dr. Leo M. Henikoff                  Director                            President and Chief Executive
                                                                         Officer of Rush-Presbyterian - St.
                                                                         Luke's Medical Center.

Edward W. Lyman, Jr.                 Director                            Vice Chairman and Senior Executive
                                                                         Vice President - Corporate and
                                                                         Institutional Financial Services,
                                                                         Harris Trust and Savings Bank;
                                                                         formerly, Department Executive,
                                                                         Corporate Banking, Harris Trust and
                                                                         Savings Bank.


Pastora San Juan Cafferty            Director                            Professor, University of Chicago
                                                                         School of Social Service
                                                                         Administration


Charles H. Shaw                      Director                            Chairman of the Shaw Company.

Richard E. Terry                     Director                            Chairman and Chief Executive










                                                                         Officer of Peoples Energy
                                                                         Corporation.

James O. Webb                        Director                            President, James O. Webb and
                                                                         Associates Inc.


         (b) Harris Investment Management, Inc. ("HIM"), an indirect subsidiary of the Bank of Montreal, serves as the Portfolio Management Agent of the Harris Insight Equity Income Fund, Growth Fund, Small-Cap Opportunity Fund, Index Fund, International Fund, Balanced Fund, Convertible Securities Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Tax-Exempt Bond Fund, Small-Cap Value Fund and Emerging Markets Fund pursuant to a Portfolio Management Agreement with Harris Bank. HIM's business is that of a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940.


         To the knowledge of the Registrant, none of the directors or executive officers of HIM, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature with respect to publicly traded companies for their own account or in the capacity of director, officer, employees, partner or trustee.

                                                                 Principal Business(es) During the Last Two
Name                       Position(s) with HIM                  Fiscal Years
-------------------------- ------------------------------------- ---------------------------------------------
Donald G.M. Coxe           Director, Chairman of the Board and   Chairman of the Board and Chief Strategist;
                           Chief  Strategist                     Formerly, President and Chief Investment Officer of
                                                                 Harris Investment Management, Inc.; formerly, Chief
                                                                 Strategist of Nesbitt Thomson, Inc.


Peter P. Capaccio          Director                              Senior Vice President/Director, Mutual
                                                                 Funds and the Investment Product Group,
                                                                 Harris Trust and Savings Bank; formerly,
                                                                 Vice President/Director of Mutual Funds,
                                                                 U.S. Trust


Terry A. Jackson           Director                              Executive Vice President, Bank of Montreal
                                                                 Asset Management Services, President of the
                                                                 Trust Company of the Bank of Montreal and
                                                                 President of the Bank of Montreal
                                                                 Investment Management.  Vice President of
                                                                 Nesbitt Thompson, Inc.; formerly, Executive
                                                                 Vice President, Retail and Institutional
                                                                 Sales, Bank of Montreal.

William O. Leszinske       Director, President, Chief            Manager of Equities, Harris Investment
                           Investment Officer                    Management, Inc.

Edward W. Lyman, Jr.       Director                              Senior Executive Vice President, Corporate
                                                                 and Institutional Financial Services,
                                                                 Harris Trust and Savings Bank. Formerly,
                                                                 Department Executive of Corporate Banking,
                                                                 Harris Trust and Savings Bank.

Brian J. Steck             Director                              Director and formerly Chairman of the Board
                                                                 of Harris Investment Management, Inc.;
                                                                 Vice- Chairman of Investment










                                                                 Banking of Bank of Montreal, President of the Bank
                                                                 of Montreal Investment Management Limited.

Wayne Thomas               Director                              Senior Vice President - Personal Investment
                                                                 Management, Harris Trust and Savings Bank.

Randall J. Johnson         Chief Financial Officer and           Senior Partner, Harris Investment
                           Treasurer                             Management, Inc.; formerly, Consultant and
                                                                 Director of Operations, Chicago Partnership
                                                                 Board, Inc.


Blanche Hurt               Secretary                             Managing Attorney, Harris Trust and
                                                                 Savings Bank Trust; formerly, Corporate Fiduciary
                                                                 Officer of Harris Trust and Savings Bank.

         (c) Hansberger Global Investors, Inc. ("Hansberger"), owned and controlled by Mr. Thomas A. Hansberger, serves as the Investment Sub-Adviser of the Harris Insight International Fund and the Harris Insight Emerging Markets Fund. Hansberger's business is that of a Delaware corporation registered as an investment adviser under the Investments Advisers Act of 1940. As of August 15, 1997, Hansberger managed assets with a value of approximately $1.1 billion.


                                                                  Principal Business(es) During the Last Two
Name                         Position(s) with Hansberger          Fiscal Years
---------------------------- ------------------------------------ --------------------------------------------
Thomas L. Hansberger         Chairman, President and Chief        Chairman, President and Chief Executive
                             Executive Officer of Hansberger      Officer of Hansberger

Salah Al-Maousherji          Director of Hansberger               Gulf Paper Kuwait and Mashora Consulting
                                                                  Services (financial consulting firm)

Alberto Cribiore             Director of Hansberger               Principal of Brera Capital Partners, LLC
                                                                  (investment banking firm)

Max C. Chapman, Jr.          Director of Hansberger               Chairman of Nomura Holding America, Inc.
                                                                  and Director and Managing Director of
                                                                  Nomura Securities Limited (financial
                                                                  services companies)

Item 29.  Principal Underwriter.
--------  ----------------------

         (a) In addition to the Harris Insight Funds Trust, Funds Distributor, Inc. currently acts as distributor for BJB Investment Funds, The Brinson Funds, Burridge Funds, Fremont Mutual Funds, Inc., HT Insight Funds, Inc. d/b/a Harris Insight Funds, The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Series Trust, The JPM Series Trust II, Monetta Fund, Inc., Monetta Trust, The Montgomery Funds, The Montgomery Funds II, The Munder Framlington Funds Trust, The Munder Funds Trust, The Munder Funds, Inc., Orbitex Group of Funds, The PanAgora Institutional Funds, RCM Capital Funds, Inc., RCM Equity Funds, Inc., St. Clair Funds, Inc., The Skyline Funds, Waterhouse Investors Cash Management Fund, Inc. and WEBS Index Fund, Inc. Funds Distributor, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor, Inc. is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.











         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

           Director, President and Chief Executive Officer  - Marie E. Connolly
           Executive Vice President                         - Richard W. Ingram
           Executive Vice President                         - Donald R. Roberson
           Senior Vice President, General Counsel,          - John E. Pelletier
               Secretary and Clerk
           Senior Vice President                            - Michael S. Petrucelli
           Director, Senior Vice President, Treasurer and   - Joseph F. Tower, III
               Chief Financial Officer
           Senior Vice President                            - Paula R. David
           Senior Vice President                            - Bernard A. Whalen

           Director                                         - William J. Nutt



         (c) Not applicable.

Item 30.  Location of Accounts and Records.
--------  ---------------------------------


         All accounts,  books and other  documents  required to be maintained by
Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at one or more of the following offices: Harris Insight Funds Trust, 60 State Street, Suite 1300, Boston, Massachusetts 02109; PNC Bank, N.A., 200 Stevens Dr., Suite 440, Lester, PA 19113; PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809; or Harris Trust and Savings Bank, 111 West Monroe Street, Chicago, Illinois 60603.


Item 31.  Management Services.
--------  --------------------

         Other than as set forth under the captions "Management" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contracts.

Item 32.  Undertakings.
--------  -------------

         (a) Not applicable.


         (b) Registrant undertakes to file a Post-Effective Amendment relating to the Harris Insight Emerging Markets Fund, using reasonably current financial statements which need not be certified, within four to six months from the date the Fund commences investment operations.


         (c) Registrant will furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.









                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 15th day of September, 1997.


                                            Harris Insight Funds Trust


                                            By: /s/ Richard W. Ingram
                                                ------------------------------
                                                Richard W. Ingram, President


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


Signature                                            Title                              Date
---------                                            -----                              ----
/s/ Richard W. Ingram                                President, Treasurer and       September 15, 1997
------------------------------                       Chief Financial Officer
Richard W. Ingram


C. Gary Gerst*                                       Chairman of the                September 15, 1997
                                                     Board of Trustees;
                                                     Trustee

Edgar R. Fiedler*                                    Trustee                        September 15, 1997

John W. McCarter, Jr.*                               Trustee                        September 15, 1997

Ernest M. Roth*                                      Trustee                        September 15, 1997





* By: /s/ Christopher J. Kelley
      -------------------------------
      Christopher J. Kelley

      Attorney-in-Fact pursuant to powers of attorney dated November 4, 1996.











                                  EXHIBIT INDEX
                                  -------------

Exhibit
-------
Number           Description
------           -----------

5(a)(iii)        Notice to the Adviser dated June 6, 1997

5(b)(iii)        Notice to the Portfolio Management Agent dated June 6, 1997

5(c)(i)          Investment Sub-Advisory Contract dated August 6, 1997 on behalf of Harris Insight International
                 Fund

5(c)(ii)         Form of Investment Sub-Advisory Contract on behalf of Harris Insight Emerging Markets Fund

6(c)             Notice to the Distributor dated June 6, 1997

8(c)             Notice to the Custodian dated June 6, 1997

9(a)(iii)        Notice to the Transfer Agent dated June 6, 1997

9(b)(iii)        Notice to the Sub-Transfer Agent dated June 6, 1997

9(c)(iii)        Notice to the Administrator dated June 6, 1997

9(d)(iii)        Notice to the Sub-Administrator and Accounting Services Agent dated June 6, 1997

9(e)(iii)        Notice to the Sub-Administrator dated June 6, 1997

11               Consent of Independent Accountants

27               Financial Data Schedules


